Long-Term Debt - Maturities of Long-term Debt (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 1,778,000	$ 16,920,074
2018	14,298,000	37,772,764
2019	805,000	124,750,000
2020	36,000
2021 and therafter	25,000,000
Total	$ 41,917,000	$ 179,442,838	$ 258,238,140